Debt Issuance Costs (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Apr. 10, 2014
Schedule of debt issuance costs
Financial advisor fee	$ 108,000	$ 108,000
Legal fees	56,229	56,229
Fair value of warrants issued (as disclosed in Note 15 )	0	(51,153)	$ (532,944)
Debt issuance costs, gross	175,253	175,253
Less: accumulated amortization	(170,049)	(149,234)
Debt issuance costs, net	$ 5,204	$ 26,019